Commitments	1 Months Ended
Oct. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments

4.	NOTE 4 – COMMITMENTS

Lease Agreement

In October 2018, the Company entered into a 6 year lease agreement in Hauppauge, New York for executive offices of the Company. The lease commences November 15, 2018 and requires an annual payment of approximately $34,659 for the first year, with rent commencing February 15, 2019 with increases 3% per year subsequent thereto plus any increases in real estate taxes over the base year, as defined. Subsequently the Company further entered into a Commencement Date Agreement with the landlord amending the lease commencement date to December 21, 2018. The Company will be required to pay a security deposit of $5,727.

The Company is obligated under the non-cancelable operating lease which expires February 28, 2025. The aggregate future obligations under this lease are as follows:

2019	$30,000
2020	$35,000
2021	$36,000
2022	$37,000
2023	$38,000
Thereafter	$46,000

No rental expense has been charged to operations for the month ended October 31, 2018. Rental expense is accounted for on the straight-line method.

Any excess of recognized rent expense over scheduled lease payments is included in accounts payable and accrued expenses.

Employment Agreements

In October 2018 the Company entered into an employment agreement with a key management individual. In accordance with the respective terms of the agreement, the Company is to issue equity compensation to this individual. As a result, 2,000,000 shares of common stock were issued.

In October 2018 the Company entered into various employment agreements with key management individuals. In accordance with the respective terms of these agreements, the Company is to issue equity compensation to those individuals. As a result, 60,000 shares of common stock in the aggregate are to be issued, were valued at $8,400 and recorded as a liability for stock to be issued.

In October 2018 the Company entered into a Board of Director membership agreement with a key management individual. In accordance with the respective terms of this agreement, the Company is to issue equity compensation to this individual. As a result, 30,000 shares of common stock are to be issued, were valued at $4,200 and recorded as a liability for stock to be issued.

Stock Purchase Agreement

During October 2018, the Company entered into a stock purchase agreement with a related party for the sale of shares of the Company’s common stock. As a result, 1,428,571 shares of common stock were issued. (See Note 6)